Share-Based Payment - Schedule of Following Key Assumptions Were Used in Monte Carlo Simulation Model in Determining the Grant Date Fair Value of PVOs (Details)	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
31 October 2026 [Member]
Schedule of Following Key Assumptions Were Used in Monte Carlo Simulation Model in Determining the Grant Date Fair Value of PVOs [Line Items]
Share price at grant date	$ 12.88
Exercise price	$ 12.88
Expected volatility	118.60%
Risk-free interest rate	3.72%
Expected life	5 years
Expected dividend yield | $
31 October 2027 [Member]
Schedule of Following Key Assumptions Were Used in Monte Carlo Simulation Model in Determining the Grant Date Fair Value of PVOs [Line Items]
Share price at grant date	$ 12.88
Exercise price	$ 12.88
Expected volatility	102.00%
Risk-free interest rate	3.72%
Expected life	5 years
Expected dividend yield | $
31 October 2028 [Member]
Schedule of Following Key Assumptions Were Used in Monte Carlo Simulation Model in Determining the Grant Date Fair Value of PVOs [Line Items]
Share price at grant date	$ 12.88
Exercise price	$ 12.88
Expected volatility	97.50%
Risk-free interest rate	3.72%
Expected life	5 years
Expected dividend yield | $
31 October 2026 [Member]
Schedule of Following Key Assumptions Were Used in Monte Carlo Simulation Model in Determining the Grant Date Fair Value of PVOs [Line Items]
Share price at grant date	$ 9.27
Exercise price	$ 12.88
Expected volatility	90.00%
Risk-free interest rate	3.885%
Expected life	4 years 6 months 14 days
Expected dividend yield | $
31 October 2027 [Member]
Schedule of Following Key Assumptions Were Used in Monte Carlo Simulation Model in Determining the Grant Date Fair Value of PVOs [Line Items]
Share price at grant date	$ 9.27
Exercise price	$ 12.88
Expected volatility	90.00%
Risk-free interest rate	3.885%
Expected life	4 years 6 months 14 days
Expected dividend yield | $
31 October 2028 [Member]
Schedule of Following Key Assumptions Were Used in Monte Carlo Simulation Model in Determining the Grant Date Fair Value of PVOs [Line Items]
Share price at grant date	$ 9.27
Exercise price	$ 12.88
Expected volatility	90.00%
Risk-free interest rate	3.885%
Expected life	4 years 6 months 14 days
Expected dividend yield | $